Subsidiary undertakings	12 Months Ended
Dec. 31, 2025
Subsidiary undertakings
Subsidiary undertakings

Note 19     Subsidiary undertakings

The following chart illustrates main companies of the Group structure as of December 31, 2025:

During the year ended December 31, 2025, the following change to the Group structure has taken place:

●	On February 11, 2025, the Panamanian subsidiaries GPK Panama, S.A. and GPRK Holding Panama, S.A. completed a merger process, with GPK Panama, S.A. being the surviving company.
●	On April 11, 2025, GeoPark Colombia S.A.S. acquired 100% of the shares of Fenix Oil & Gas Limited, a British Virgin Islands company previously wholly owned by Amerisur Resources Limited.
●	On June 16, 2025, a new subsidiary, GeoPark Americas S.A.S., was incorporated in Colombia to provide support and administrative services to other entities within the Group. The company is wholly owned by GeoPark Colombia S.L.U.
●	On November 17, 2025, GeoPark Argentina S.A. capitalized a contribution received from GeoPark Colombia S.A.S and, therefore, its updated shareholding structure became as follows: (i) GeoPark Colombia S.A.S.: 95.7%; (ii) GeoPark Colombia S.L.U.: 4.1%; and (iii) GeoPark (UK) Limited: 0.2%.

Details of all the subsidiaries of the Group as of December 31, 2025, are set out below:

	Name and registered office	Ownership interest
Subsidiaries	GeoPark Argentina S.A. (Argentina)	100% (a)
	GeoPark Brasil Exploração e Produção de Petróleo e Gás Ltda. (Brazil)	100% (a)
	GeoPark Colombia S.A.S. (Colombia)	100% (a)
	GeoPark Colombia, S.L.U. (Spain)	100% (a)
	GeoPark Perú S.A.C. (Peru)	100% (a)
	GeoPark Mexico S.A.P.I. de C.V. (Mexico)	100% (a) (b)
	GeoPark E&P S.A.P.I. de C.V. (Mexico)	100% (a) (b)
	GeoPark Ecuador S.A. (Ecuador)	100% (a)
	GeoPark (UK) Limited (United Kingdom)	100%
	Amerisur Resources Limited (United Kingdom)	100% (a) (c)
	Amerisur Exploración Colombia Limited (British Virgin Islands)	100% (a)
	Amerisur Exploración Colombia Limited Sucursal Colombia (Colombia)	100% (a)
	Yarumal S.A.S. (Colombia)	100% (a) (b)
	Fenix Oil & Gas Limited (British Virgin Islands)	100% (a) (b) (c)
	Fenix Oil & Gas Limited Sucursal Colombia (Colombia)	100% (a) (b) (c)
	Amerisur S.A. (Paraguay)	100% (a) (b)
	Market Access LLP (United States)	9% (c)
	GeoPark Colombia S.A.S. Sucursal Panama (Panama)	100% (a) (b)
	GPK Panama, S.A. (Panama)	100% (a) (b)
	GeoPark Americas S.A.S. (Colombia)	100% (a)
(a)	Indirectly owned.
(b)	Dormant companies.
(c)	In process of liquidation.

Details of the joint operations of the Group as of December 31, 2025, are set out below:

	Name and registered office	Ownership interest
Joint operations	Llanos 34 Block (Colombia)	45% (a)
	Llanos 86 Block (Colombia)	50% (a)
	Llanos 87 Block (Colombia)	50% (a)
	Llanos 104 Block (Colombia)	50% (a)
	Llanos 123 Block (Colombia)	50% (a)
	Llanos 124 Block (Colombia)	50% (a)
	CPO-5 Block (Colombia)	30%
	Mecaya Block (Colombia)	50% (a)
	PUT-8 Block (Colombia)	50% (a)
	PUT-9 Block (Colombia)	50% (a) (b)
	Tacacho Block (Colombia)	50% (a) (b)
	Terecay Block (Colombia)	50% (a) (b)
	PUT-36 Block (Colombia)	50% (a) (b)
	CPO-4-1 Block (Colombia)	50%
	Puesto Silva Oeste (Argentina)	95% (a)
(a)	GeoPark is the operator.
(b)	In process of relinquishment.